Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Parenthetical) (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage of plan assets	6.00%	6.00%
Equity securities	CAD 1,300,000	CAD 1,100,000
Canadian plans [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage of plan assets	0.30%	3.00%
Equity securities	CAD 0	CAD 0